Note 15 Hedges affected by the IBOR reform (Details) € in Millions	Dec. 31, 2022 EUR (€)
Cash flow hedges [member]
IBOR Indices [Line Items]
LIBOR USD	€ 1,061
LIBOR GBP	0
Other indices	316
Total indices effect	1,377
Fair value hedges [member]
IBOR Indices [Line Items]
LIBOR USD	7,276
LIBOR GBP	369
Other indices	657
Total indices effect	€ 8,302